Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ 3,415	¥ 280,685	¥ 239,269	¥ 208,627
Additions	1,177	96,754	55,791	46,704
Deductions	(798)	(65,566)	(10,077)	(14,066)
Other	(31)	(2,605)	(4,298)	(1,996)
Valuation allowance at end of year	$ 3,763	¥ 309,268	¥ 280,685	¥ 239,269